Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities	The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):
	June 30, 2019	December 31, 2018
Directors and officers of the Company	6	1

Total	6	1

Schedule of Key Management Compensation

Key management compensation was:

	June 30, 2019	June 30, 2018
Geological consulting fees – expensed	56	52
Geological consulting fees – capitalized	-	18
Management fees – expensed	374	379
Salaries - expensed	95	80
Share-based payments	-	192
Total	525	721